Income Taxes - Reconciliation of the expected income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Income tax expense calculated at the statutory rate	20.00%	20.00%	20.00%
Tax on undistributed earnings	3.90%	4.20%	3.00%
Tax benefit resulting from setting aside legal reserve from prior year's income	(0.80%)	0.00%	0.00%
Tax benefit resulting from actual investment from prior year's undistributed earnings	(0.10%)	0.00%	0.00%
Increase in tax credits	(5.60%)	(3.30%)	(12.10%)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	1.70%	0.70%	8.70%
Net of non-taxable income and non-deductible expense	5.00%	2.00%	(0.20%)
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	1.10%	0.50%	(1.20%)
Foreign tax rate differential	0.50%	0.20%	1.50%
Variance from audits, amendments and examinations of prior years' income tax filings	(0.10%)	0.00%	(0.60%)
Others	(0.70%)	0.00%	1.10%
Effective tax rate	14.90%	20.30%	20.60%
Profit (loss) before income taxes	$ 276,565	$ 544,592	$ 56,872
Income tax expense calculated at the statutory rate	55,313	108,919	11,374
Tax on undistributed earnings	10,668	22,648	1,727
Tax benefit resulting from setting aside legal reserve from prior year's income	(2,215)	(267)
Tax benefit resulting from actual investment from prior year's undistributed earnings	(303)	(161)
Increase in tax credits	(15,556)	(17,934)	(6,895)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	4,706	3,668	4,954
Net of non-taxable income and non-deductible expense	(13,728)	(10,680)	129
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	3,003	2,763	(709)
Foreign tax rate differential	1,370	837	881
Variance from audits, amendments and examinations of prior years' income tax filings	(205)	440	(363)
Others	(1,955)	424	614
Income tax expense	$ 41,098	$ 110,657	$ 11,712